Financial instruments - Fair value and risk management, Currency Risk (Details) - Currency Risk [Member]	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Apr. 30, 2024	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)
Liabilities [Abstract]
Net position				$ (365,823,432)	$ (281,691,305)
USD [Member]
Liabilities [Abstract]
Exchange rates of MXN/USD				16.8935	19.3615
USD [Member] | Subsequent Event [Member]
Liabilities [Abstract]
Exchange rates of MXN/USD			17.1552
USD [Member] | 5% Strengthening [Member]
Sensitivity analysis [Abstract]
Strengthening / weakening, effect on capitalized in construction in process	$ (313,112,626)	$ 0
Strengthening / weakening, effect on profit and loss	4,110,719	(272,698,311)
USD [Member] | 5% Weakening [Member]
Sensitivity analysis [Abstract]
Strengthening / weakening, effect on capitalized in construction in process	313,112,626	0
Strengthening / weakening, effect on profit and loss	$ (4,119,719)	$ 272,698,311
Cash and Cash Equivalents and Restricted Cash [Member]
Assets [Abstract]
Financial assets				$ 7,232,698	$ 9,236,161
Trade Receivables [Member]
Assets [Abstract]
Financial assets				419,351	0
Related Parties [Member]
Assets [Abstract]
Financial assets				6,835,274	0
Liabilities [Abstract]
Financial liabilities				(709,429)	0
Other Receivables [Member]
Assets [Abstract]
Financial assets				1,512,021	0
Prepayments [Member]
Assets [Abstract]
Financial assets				168,229	0
Current Installments of Long-Term Debt [Member]
Liabilities [Abstract]
Financial liabilities				(16,665,975)	(11,868,777)
Long-Term Debt [Member]
Liabilities [Abstract]
Financial liabilities				(354,024,085)	(275,684,063)
Trade Accounts Payable [Member]
Liabilities [Abstract]
Financial liabilities				(6,118,017)	(3,374,626)
Other Liabilities [Member]
Liabilities [Abstract]
Financial liabilities				$ (4,473,499)	$ 0